S-K 1603(b) Conflicts of Interest	Mar. 04, 2026
Spac Sponsor Conflict Of Interest Line Items
Conflict of Interest, Description [Text Block]

Potential investors should also be aware of the following other potential conflicts of interest:

●	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

●	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Specifically, Jiangang Luo is the Chief Executive Officer of Bowen, a blank check company like our company that is seeking to consummate its initial business combination with Qianzhi. He is also a director of AlphaVest, a blank check company like our company that is seeking to consummate its initial business combination with AMC Corporation. Additionally, our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

●	Our initial shareholders have agreed to waive their redemption rights with respect to any founder shares, private shares, and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders have agreed to waive their redemption rights with respect to any founder shares and private shares held by them if we fail to consummate our initial business combination within 15 months from the closing of this offering. If we do not complete our initial business combination within such applicable time period, the funds held in the trust account will be used to fund the redemption of only our public shares. The founder shares will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of our initial business combination or (ii) subsequent to our initial business combination, we consummate a subsequent liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property. Since members of our management may directly or indirectly own ordinary shares and rights following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to complete our initial business combination.

●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	The founders’ shares beneficially owned by our initial shareholders and the private units purchased by our initial shareholders, and any rights which our officers or directors may purchase in the aftermarket, will expire worthless if a business combination is not consummated. This is because the holders will not receive liquidation distributions from the trust account with respect to any of the founders’ shares, private shares or rights.

●	Our initial shareholders may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our initial shareholders, officers, directors or their affiliates to finance transaction costs in connection with an intended initial business combination. Up to $1,500,000 of such loans may be convertible into working capital units at a price of $10.00 per unit at the option of the lender. Such working capital units would be identical to the private units sold in the private placement.

The conflicts described above may not be resolved in our favor.

In general, officers and directors of a corporation incorporated under the laws of Cayman Islands are required to present business opportunities to a corporation if:

●	the corporation could financially undertake the opportunity;

●	the opportunity is within the corporation’s line of business; and

●	it would not be fair to our company and its shareholders for the opportunity not to be brought to the attention of the corporation.